Derivative financial instruments for hedging purposes	12 Months Ended
Dec. 31, 2011
Derivative financial instruments for hedging purposes
20.	Derivative financial instruments for hedging purposes

As of December 31, 2011 and 2010, quantitative information on derivative financial instruments held for hedging purposes is as follows:

	2011			2010
(In thousands of US$)	Nominal	Fair Value (1)		Nominal	Fair Value (1)
	Amount	Asset	Liability	Amount	Asset	Liability
Fair value hedges:
Interest rate swaps	125,000	16	10,317	267,800	591	25,737
Cross-currency interest rate swaps	215,107	56	40,574	148,570	24	25,631
Cash flow hedges:
Interest rate swaps	20,000	-	512	20,000	-	1,499
Cross-currency interest rate swaps	42,336	3,549	-	42,633	1,407	150
Forward foreign exchange	53,264	249	2,339	2,108	81	12
Net investment hedges:
Forward foreign exchange	6,036	289	-	-	-	-
Total	461,743	4,159	53,742	481,111	2,103	53,029

Net gain (loss) on the ineffective portion of hedging activities (2)	2,849			(1,446)

(1)	The fair value of assets and liabilities is reported within the derivative financial instruments used for hedging - receivable and payable lines in the consolidated balance sheets, respectively.
(2)	Gains and losses resulting from ineffectiveness and credit risk in hedging activities are reported within the derivative financial instruments and hedging line in the consolidated statements of income.

The gains and losses resulting from activities of derivative financial instruments and hedging recognized in the consolidated statements of income are presented below:

2011
(In thousands of US$)	Gain (loss) recognized in OCI (effective portion)	Classification of gain (loss)	Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	Gain (loss) recognized on derivatives (ineffective portion)
Derivatives – cash flow hedge
Interest rate swaps	987

Cross-currency interest rate swaps	2,270	Gain (loss) on foreign currency exchange	1,958	-

Forward foreign exchange	(2,160)	Interest income – loans	(124)	-
		Interest expense – borrowings	172	-
	-	Gain (loss) on foreign currency exchange	(2,966)	-
Total	1,097		(960)	-

Derivatives – net investment hedge
Forward foreign exchange	289	Gain (loss) on foreign currency exchange	-	-
Total	289		-	-

2010
(In thousands of US$)	Gain (loss) recognized in OCI (effective portion)	Classification of gain (loss)	Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	Gain (loss) recognized on derivatives (ineffective portion)
Derivatives – cash flow hedge
Interest rate swaps	460

Cross-currency interest rate swaps	1,690	Gain (loss) on foreign currency exchange	1,171	-

Forward foreign exchange	(759)	Interest income - loans	(477)	-
	-	Gain (loss) on foreign currency exchange	478	-
Total	1,391		1,172	-

2009
(In thousands of US$)	Gain (loss) recognized in OCI (effective portion)	Classification of gain (loss)	Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	Gain (loss) recognized on derivatives (ineffective portion)
Derivatives – cash flow hedge
Interest rate swaps	513

Cross-currency interest rate swaps	6,231	Gain (loss) on foreign currency exchange	(3,430)	-
		Derivative financial instruments and hedging	-	(3)

Forward foreign exchange	(4,773)	Interest expense – borrowings	336	-
		Interest income - loans	313
		Gain (loss) on foreign currency exchange	3,861	-
Total	1,971		1,080	(3)

The Bank recognized in earnings the gain (loss) on derivative financial instruments and the gain (loss) of the hedged asset or liability related to qualifying fair value hedges, as follows:

2011
(In thousands of US$)	Classification in statements of	Gain (loss) on	Gain (loss) on	Net gain
	income	derivatives	hedged item	(loss)
Derivatives - fair value hedge
Interest rate swaps	Interest income – available-for-sale	(6,857)	10,266	3,409
	Derivative financial instruments and hedging	74	-	74

Cross-currency interest rate swaps	Derivative financial instruments and hedging (ineffectiveness)	2,849	-	2,849
	Interest income – loans	(33)	55	22
	Interest expense – borrowings	4,352	(7,874)	(3,522)
	Gain (loss) on foreign currency exchange	(17,427)	17,475	48
		(17,042)	19,922	2,880

2010
(In thousands of US$)	Classification in statements of	Gain (loss) on	Gain (loss) on	Net gain
	income	derivatives	hedged item	(loss)
Derivatives - fair value hedge
Interest rate swaps	Interest income – available-for-sale	(14,760)	22,000	7,240
	Derivative financial instruments and hedging	419	-	419

Cross-currency interest rate swaps	Derivative financial instruments and hedging (ineffectiveness)	(1,865)	-	(1,865)
	Interest income – loans	(45)	89	44
	Interest expense – borrowings	3,812	(7,046)	(3,234)
	Gain (loss) on foreign currency exchange	7,922	(7,994)	(72)
		(4,517)	7,049	2,532

2009
(In thousands of US$)	Classification in statements of	Gain (loss) on	Gain (loss) on	Net gain
	income	derivatives	hedged item	(loss)
Derivatives - fair value hedge
Interest rate swaps	Interest income – available-for-sale	(11,959)	27,477	15.518

Cross-currency interest rate swaps	Derivative financial instruments and hedging (ineffectiveness)	(2,531)	-	(2.531)
	Interest income – loans	(62)	619	557
	Interest expense – borrowings	3,480	(8,098)	(4.618)
	Gain (loss) on foreign currency exchange	591	(5,681)	(5.090)
		(10,481)	14,317	3.836

For control purposes, derivative instruments are recorded at their nominal amount (“notional amount”) in memorandum accounts. Interest rate swaps are made either in a single currency or cross currency for a prescribed period to exchange a series of interest rate flows, which involve fixed for floating interest payments. The Bank also engages in certain foreign exchange trades to serve customers’ transaction needs and to manage the foreign currency risk. All such positions are hedged with an offsetting contract for the same currency. The Bank manages and controls the risks on these foreign exchange trades by establishing counterparty credit limits by customer and by adopting policies that do not allow for open positions in the credit and investment portfolio. The Bank also uses foreign currency exchange contracts to hedge the foreign exchange risk associated with the Bank’s equity investment in a non-U.S. dollar functional currency foreign subsidiary. Derivative and foreign exchange instruments negotiated by the Bank are executed mainly over-the-counter (OTC). These contracts are executed between two counterparties that negotiate specific agreement terms, including notional amount, exercise price and maturity.

The maximum length of time over which the Bank has hedged its exposure to the variability in future cash flows on forecasted transactions is 2.89 years.

The Bank estimates that approximately $842 thousand of gains reported in OCI as of December 31, 2011 related to forward foreign exchange contracts are expected to be reclassified into interest expense as an adjustment to yield of hedged liabilities during the twelve-month period ending December 31, 2012.

The Bank estimates that approximately $198 thousand of losses reported in OCI as of December 31, 2011 related to forward foreign exchange contracts are expected to be reclassified into interest income as an adjustment to yield of hedged loans during the twelve-month period ending December 31, 2012.

Types of Derivatives and Foreign Exchange Instruments

Interest rate swaps are contracts in which a series of interest rate flows in a single currency are exchanged over a prescribed period. The Bank has designated a portion of these derivative instruments as fair value hedges and a portion as cash flow hedges. Cross currency swaps are contracts that generally involve the exchange of both interest and principal amounts in two different currencies. The Bank has designated a portion of these derivative instruments as fair value hedges and a portion as cash flow hedges. Forward foreign exchange contracts represent an agreement to purchase or sell foreign currency at a future date at agreed-upon terms. The Bank has designated these derivative instruments as cash flow hedges and net investment hedges.

In addition to hedging derivative financial instruments, the Bank has derivative financial instruments held for trading purposes that have been disclosed in Note 4.